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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Perry Corp.
           767 Fifth Avenue
           New York, NY 10153

Form 13F File Number:   028-4106

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Michael C. Neus
Title:            General Counsel
Phone:            212-583-4000

Signature, Place, and Date of Signing:

/s/ MICHAEL C. NEUS                                NEW YORK, NY                            FEBRUARY 13, 2008
---------------------------                 ---------------------------                 -----------------------
        [Signature]                               [City, State]                                  [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                           1
                                                            ------------------

Form 13F Information Table Entry Total:                                    130
                                                            ------------------

Form 13F Information Table Value Total:                             $6,632,356
                                                            ------------------
                                                                    (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NO.                        NAME
         ------------               ---------------------------------

         1.                         Richard C. Perry.


                                                                    Perry Corp
                                                            Form 13F Information Table
                                                          Quarter ended December 31, 2007


                                                                     INVESTMENT DISCRETION          VOTING AUTHORITY
                                                   FAIR MARKET SHARES OR
                                                       VALUE   PRINCIPAL SH/ PUT/      SHARED   SHARED  OTHER
ISSUER                   TITLE OF                       (IN      AMOUNT  PRN CALL SOLE DEFINED  OTHER  MANAGERS SOLE   SHARED  NONE
                          CLASS       CUSIP NUMBER  THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
3com Corp                   COM         885535104    $49,720   11,000,000 SH                    Shared    1          11,000,000

------------------------------------------------------------------------------------------------------------------------------------

ABX Air Inc.                COM         00080S101     $9,677   2,315,043  SH                    Shared    1           2,315,043
------------------------------------------------------------------------------------------------------------------------------------

Aetna Inc                   COM         00817Y108    $75,202   1,302,650  SH                    Shared    1           1,302,650
------------------------------------------------------------------------------------------------------------------------------------

Allstate Corp               COM         020002101    $23,182     443,847  SH                    Shared    1             443,847
------------------------------------------------------------------------------------------------------------------------------------

American Eagle
Outfitters                  COM         02553E106    $27,869   1,341,800  SH                    Shared    1           1,341,800
------------------------------------------------------------------------------------------------------------------------------------

American Express            COM         025816109     $3,206      61,637  SH                    Shared    1              61,637
------------------------------------------------------------------------------------------------------------------------------------

American Intl Group         COM         026874107    $28,174     483,252  SH                    Shared    1             483,252
------------------------------------------------------------------------------------------------------------------------------------

Ameriprise Financial Inc    COM         03076C106       $679      12,327  SH                    Shared    1              12,327
------------------------------------------------------------------------------------------------------------------------------------

AMN Healthcare Services     COM         001744101    $43,259   2,519,477  SH                    Shared    1           2,519,477
------------------------------------------------------------------------------------------------------------------------------------

Anadigics Inc               COM         032515108    $42,505   3,673,691  SH                    Shared    1           3,673,691
------------------------------------------------------------------------------------------------------------------------------------

Ann Taylor Stores           COM         036115103    $53,147   2,079,305  SH                    Shared    1           2,079,305
------------------------------------------------------------------------------------------------------------------------------------

Applied Materials, Inc.     COM         038222105    $26,640   1,500,000  SH  PUT               Shared    1           1,500,000
------------------------------------------------------------------------------------------------------------------------------------

Ardea Biosciences           COM         03969P107     $4,940     325,000  SH                    Shared    1             325,000
------------------------------------------------------------------------------------------------------------------------------------
Argo Group International
Holdings LTD                COM         G0464B107    $18,156     430,959  SH                    Shared    1             430,959
------------------------------------------------------------------------------------------------------------------------------------

ASML Holding N.V.           COM         N07059186    $39,113   1,250,000  SH  PUT               Shared    1           1,250,000
------------------------------------------------------------------------------------------------------------------------------------





                                                                                  INVESTMENT DISCRETION          VOTING AUTHORITY
                                                   FAIR MARKET SHARES OR
                                                       VALUE   PRINCIPAL SH/ PUT/      SHARED   SHARED  OTHER
ISSUER                   TITLE OF                       (IN      AMOUNT  PRN CALL SOLE DEFINED  OTHER  MANAGERS SOLE   SHARED  NONE
                          CLASS       CUSIP NUMBER  THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

Aspen Insurance
Holdings Ltd.               SHS         G05384105    $38,770   1,344,311  SH                    Shared    1           1,344,311
------------------------------------------------------------------------------------------------------------------------------------

Bce Inc.                    COM         05534B760    $34,773     875,000  SH                    Shared    1             875,000
------------------------------------------------------------------------------------------------------------------------------------

Bea Systems Inc.            COM         073325102    $38,601   2,446,200  SH                    Shared    1           2,446,200
------------------------------------------------------------------------------------------------------------------------------------

Borg-warner Inc.            COM         099724106    $14,536     300,268  SH                    Shared    1             300,268
------------------------------------------------------------------------------------------------------------------------------------
                          SPONSORED
British Petroleum           ADR         055622104    $14,408     196,914  SH                    Shared    1             196,914
------------------------------------------------------------------------------------------------------------------------------------

Burger King                 COM         121208201    $11,119     390,000  SH                    Shared    1             390,000
------------------------------------------------------------------------------------------------------------------------------------

Burlington Northern
Santa Fe Corp               COM         12189T104   $354,834   4,263,299  SH                    Shared    1           4,263,299
------------------------------------------------------------------------------------------------------------------------------------

Cadbury Schweppes           ADR         127209302     $1,234      25,000  SH                    Shared    1              25,000
------------------------------------------------------------------------------------------------------------------------------------

Cameron International Corp  COM         13342B105     $2,004      41,636  SH                    Shared    1              41,636
------------------------------------------------------------------------------------------------------------------------------------

Cardinal Health             COM         14149Y108    $38,381     664,600  SH                    Shared    1             664,600
------------------------------------------------------------------------------------------------------------------------------------

CF Industries               COM         125269100    $44,024     400,000  SH                    Shared    1             400,000
------------------------------------------------------------------------------------------------------------------------------------

Chemed Corp                 COM         16359R103    $31,740     568,000  SH                    Shared    1             568,000
------------------------------------------------------------------------------------------------------------------------------------

Cheniere Energy Inc.        COM         16411R208   $106,730   3,269,904  SH                    Shared    1           3,269,904
------------------------------------------------------------------------------------------------------------------------------------
                          SPONSORED
China Medical               ADR         169483104   $149,816   3,374,995  SH                    Shared    1           3,374,995
------------------------------------------------------------------------------------------------------------------------------------
                          SPONSORED
China Nepstar Chai Drug     ADR         16943C109     $1,758     100,000  SH                    Shared    1             100,000
------------------------------------------------------------------------------------------------------------------------------------

Chipotle Mexican Grill      CL B        169656204    $62,940     511,500  SH                    Shared    1             511,500
------------------------------------------------------------------------------------------------------------------------------------

Clear Channel
Communications              COM         184502102   $184,813   5,353,800  SH                    Shared    1           5,353,800
------------------------------------------------------------------------------------------------------------------------------------





                                                                                  INVESTMENT DISCRETION          VOTING AUTHORITY
                                                   FAIR MARKET SHARES OR
                                                       VALUE   PRINCIPAL SH/ PUT/      SHARED   SHARED  OTHER
ISSUER                   TITLE OF                       (IN      AMOUNT  PRN CALL SOLE DEFINED  OTHER  MANAGERS SOLE   SHARED  NONE
                          CLASS       CUSIP NUMBER  THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

Cleveland-Cliffs Inc        COM         185896107    $88,815     881,102  SH                    Shared    1             881,102
------------------------------------------------------------------------------------------------------------------------------------

Coach Inc.                  COM         189754104    $15,290     500,000  SH                    Shared    1             500,000
------------------------------------------------------------------------------------------------------------------------------------

Columbia Labs               COM         197779101     $8,665   3,817,365  SH                    Shared    1           3,817,365
------------------------------------------------------------------------------------------------------------------------------------

Comcast Corp                CL A SPL    20030N200    $10,238     565,000  SH                    Shared    1             565,000
------------------------------------------------------------------------------------------------------------------------------------

CommScope Inc               COM         203372107       $295       5,993  SH                    Shared    1               5,993
------------------------------------------------------------------------------------------------------------------------------------

Conseco Inc                 COM         208464883    $15,868   1,263,352  SH                    Shared    1           1,263,352
------------------------------------------------------------------------------------------------------------------------------------

Constellation Energy       COM UNIT
Partners LLC               UNIT LLC B   21038E101    $27,853     862,317  SH                    Shared    1             862,317
------------------------------------------------------------------------------------------------------------------------------------

CVR Energy Inc              COM         12662P108    $22,471     901,000  SH                    Shared    1             901,000
------------------------------------------------------------------------------------------------------------------------------------

Cypress Semiconductor       COM         232806109   $104,138   2,890,300  SH                    Shared    1           2,890,300
------------------------------------------------------------------------------------------------------------------------------------

Digirad Corporation         COM         253827109     $1,073     294,778  SH                    Shared    1             294,778
------------------------------------------------------------------------------------------------------------------------------------

DIRECTV Group, Inc          COM         25459L106     $5,780     250,000  SH                    Shared    1             250,000
------------------------------------------------------------------------------------------------------------------------------------

DIRECTV Group, Inc          COM         25459L106     $7,817     338,100  SH  PUT               Shared    1             338,100
------------------------------------------------------------------------------------------------------------------------------------

Doral Financial Corp        COM         25811P886     $2,255     125,000  SH                    Shared    1             125,000
------------------------------------------------------------------------------------------------------------------------------------

DSP Group                   COM         23332B106    $10,216     837,379  SH                    Shared    1             837,379
------------------------------------------------------------------------------------------------------------------------------------

Eagle Rock Energy
Partners LP                 UNIT        26985R104    $24,814   1,357,466  SH                    Shared    1           1,357,466
------------------------------------------------------------------------------------------------------------------------------------

EMC Corp                    COM         268648102    $54,108   2,920,000  SH                    Shared    1           2,920,000
------------------------------------------------------------------------------------------------------------------------------------

Endurance Specialty
Holdings                    COM         G3039710    $297,805   7,136,470  SH                    Shared    1           7,136,470
------------------------------------------------------------------------------------------------------------------------------------





                                                                                  INVESTMENT DISCRETION          VOTING AUTHORITY
                                                   FAIR MARKET SHARES OR
                                                       VALUE   PRINCIPAL SH/ PUT/      SHARED   SHARED  OTHER
ISSUER                   TITLE OF                       (IN      AMOUNT  PRN CALL SOLE DEFINED  OTHER  MANAGERS SOLE   SHARED  NONE
                          CLASS       CUSIP NUMBER  THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

Ensign Group, Inc.          COM         29358P101     $6,120     425,000  SH                    Shared    1             425,000
------------------------------------------------------------------------------------------------------------------------------------

Exelon Corp.                COM         30161N101    $20,002     245,000  SH                    Shared    1             245,000
------------------------------------------------------------------------------------------------------------------------------------

Exelon Corporation          COM         30161N101    $28,982     355,000  SH  CALL              Shared    1             355,000
------------------------------------------------------------------------------------------------------------------------------------

Fidelity National
Financial, Inc              CL A        31620R105    $37,579   2,572,121  SH                    Shared    1           2,572,121
------------------------------------------------------------------------------------------------------------------------------------

Fidelity National
Information Services,
Inc.                        COM         31620M106   $150,599   3,621,037  SH                    Shared    1           3,621,037
------------------------------------------------------------------------------------------------------------------------------------

First Amer Corporation      COM         318522307     $8,018     235,000  SH                    Shared    1             235,000
------------------------------------------------------------------------------------------------------------------------------------

First Solar Inc             COM         336433107    $20,468      76,620  SH                    Shared    1              76,620
------------------------------------------------------------------------------------------------------------------------------------

Flagstone Reinsurance
Holdings                    COM         G3529T105     $1,997     143,700  SH                    Shared    1             143,700
------------------------------------------------------------------------------------------------------------------------------------

General Dynamics            COM         369550108    $32,218     362,042  SH                    Shared    1             362,042
------------------------------------------------------------------------------------------------------------------------------------

Grant Prideco Inc           COM         38821G101     $8,327     150,000  SH                    Shared    1             150,000
------------------------------------------------------------------------------------------------------------------------------------

Harrah's Entertainment
Inc.                        COM         413619107   $104,281   1,175,000  SH                    Shared    1           1,175,000
------------------------------------------------------------------------------------------------------------------------------------

Healthspring                COM         42224N101   $102,693   5,390,700  SH                    Shared    1           5,390,700
------------------------------------------------------------------------------------------------------------------------------------

Hearst-Argyle Television    COM         422317107    $33,165   1,500,000  SH                    Shared    1           1,500,000
------------------------------------------------------------------------------------------------------------------------------------

Hess Corporation            COM         42809H107    $29,374     291,234  SH                    Shared    1             291,234
------------------------------------------------------------------------------------------------------------------------------------

Ico Global Comm Hldgs LTD   CL A        44930K108     $5,147   1,618,629  SH                    Shared    1           1,618,629
------------------------------------------------------------------------------------------------------------------------------------

IMS Health Inc.             COM         449934108    $45,253   1,964,120  SH                    Shared    1           1,964,120
------------------------------------------------------------------------------------------------------------------------------------

Integrated Device
Technology                  COM         458118106   $136,792  12,094,813  SH                    Shared    1          12,094,813
------------------------------------------------------------------------------------------------------------------------------------




                                                                                  INVESTMENT DISCRETION          VOTING AUTHORITY
                                                   FAIR MARKET SHARES OR
                                                       VALUE   PRINCIPAL SH/ PUT/      SHARED   SHARED  OTHER
ISSUER                   TITLE OF                       (IN      AMOUNT  PRN CALL SOLE DEFINED  OTHER  MANAGERS SOLE   SHARED  NONE
                          CLASS       CUSIP NUMBER  THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

IPC Holdings Ltd.           ORD         G4933P101    $51,063   1,768,724  SH                    Shared    1           1,768,724
------------------------------------------------------------------------------------------------------------------------------------
                          RUSSELL
iShares TR                  2000        464287655    $79,336   1,045,000  SH                    Shared    1           1,045,000
------------------------------------------------------------------------------------------------------------------------------------

ITT Educational
Services Inc                COM         45068B109     $9,678     113,500  SH                    Shared    1             113,500
------------------------------------------------------------------------------------------------------------------------------------

Jamba Inc                   COM         47023A101     $4,813   1,300,930  SH                    Shared    1           1,300,930
------------------------------------------------------------------------------------------------------------------------------------
                          *W EXP
Jamba Inc                06/28/2009     47023A119       $406     725,000  SH                    Shared    1             725,000
------------------------------------------------------------------------------------------------------------------------------------

Johnson & Johnson           COM         478160104    $97,476   1,461,412  SH                    Shared    1           1,461,412
------------------------------------------------------------------------------------------------------------------------------------

Kraft Foods                 CL A        50075N104    $35,404   1,085,000  SH                    Shared    1           1,085,000
------------------------------------------------------------------------------------------------------------------------------------

LandAmerica Financial
Group                       COM         514936103    $29,130     870,838  SH                    Shared    1             870,838
------------------------------------------------------------------------------------------------------------------------------------
                         SPONSORED
LDK Solar Co LTD            ADR         50183L107    $19,932     423,997  SH                    Shared    1             423,997
------------------------------------------------------------------------------------------------------------------------------------
                         UNIT LTD
Linn Energy LLC             LIAB        536020100    $36,041   1,439,910  SH                    Shared    1           1,439,910
------------------------------------------------------------------------------------------------------------------------------------

Memsic Inc                  COM         586264103     $6,295     621,460  SH                    Shared    1             621,460
------------------------------------------------------------------------------------------------------------------------------------

Metropcs Communications
Inc                         COM         591708102    $63,511   3,265,346  SH                    Shared    1           3,265,346
------------------------------------------------------------------------------------------------------------------------------------

Mirant  Corp                COM         60467R100    $70,164   1,800,000  SH                    Shared    1           1,800,000
------------------------------------------------------------------------------------------------------------------------------------

Montpelier RE Holdings
LTD                         SHS         G62185106    $70,877   4,166,756  SH                    Shared    1           4,166,756
------------------------------------------------------------------------------------------------------------------------------------

Myers Industries Inc        COM         628464109       $391      27,000  SH                    Shared    1              27,000
------------------------------------------------------------------------------------------------------------------------------------

NAVTEQ Corp.                COM         63936L100    $71,276     942,800  SH                    Shared    1             942,800
------------------------------------------------------------------------------------------------------------------------------------

News Corp                   CL A        65248E104   $328,292  16,022,061  SH                    Shared    1          16,022,061
------------------------------------------------------------------------------------------------------------------------------------



                                                                                  INVESTMENT DISCRETION          VOTING AUTHORITY
                                                   FAIR MARKET SHARES OR
                                                       VALUE   PRINCIPAL SH/ PUT/      SHARED   SHARED  OTHER
ISSUER                   TITLE OF                       (IN      AMOUNT  PRN CALL SOLE DEFINED  OTHER  MANAGERS SOLE   SHARED  NONE
                          CLASS       CUSIP NUMBER  THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

North American Energy
Partners Inc.               COM         656844107    $62,309   4,598,466  SH                    Shared    1           4,598,466
------------------------------------------------------------------------------------------------------------------------------------

Occidental Petroleum        COM         674599105    $81,532   1,059,000  SH                    Shared    1           1,059,000
------------------------------------------------------------------------------------------------------------------------------------

Ocwen Financial Corp        COM         675746309    $20,021   3,613,888  SH                    Shared    1           3,613,888
------------------------------------------------------------------------------------------------------------------------------------

Onebeacon Insurance
Group LT                    CL A        G67742109     $4,480     208,352  SH                    Shared    1             208,352
------------------------------------------------------------------------------------------------------------------------------------

Orbitz Worldwide Inc        COM         68557K109     $8,827   1,038,500  SH                    Shared    1           1,038,500
------------------------------------------------------------------------------------------------------------------------------------

Palm Inc                    COM         696643105    $31,700   5,000,000  SH                    Shared    1           5,000,000
------------------------------------------------------------------------------------------------------------------------------------

Partner Re LTD              COM         G6852T105    $14,362     174,018  SH                    Shared    1             174,018
------------------------------------------------------------------------------------------------------------------------------------

Pegasystems Inc             COM         705573103    $21,812   1,828,325  SH                    Shared    1           1,828,325
------------------------------------------------------------------------------------------------------------------------------------

People's United
Financial Inc.              COM         712704105    $31,773   1,785,000  SH                    Shared    1           1,785,000
------------------------------------------------------------------------------------------------------------------------------------
                          SPONSORED
Petroleo Brasileiro S.A.    ADR         71654V408    $77,787     675,000  SH                    Shared    1             675,000
------------------------------------------------------------------------------------------------------------------------------------

Platinum Underwriters
Holdgs                      COM         G7127P100    $97,362   2,737,952  SH                    Shared    1           2,737,952
------------------------------------------------------------------------------------------------------------------------------------

QUALCOMM Inc                COM         747525103    $78,700   2,000,000  SH  CALL              Shared    1           2,000,000
------------------------------------------------------------------------------------------------------------------------------------

Qualcomm Inc.               COM         747525103   $336,419   8,549,409  SH                    Shared    1           8,549,409
------------------------------------------------------------------------------------------------------------------------------------

Questcor Pharmaceuticals    COM         74835Y101     $5,870   1,019,105  SH                    Shared    1           1,019,105
------------------------------------------------------------------------------------------------------------------------------------

Respironics Inc.            COM         761230101     $9,167     140,000  SH                    Shared    1             140,000
------------------------------------------------------------------------------------------------------------------------------------
                         SPONSORED
Rio Tinto PLC               ADR         767204100    $49,170     117,100  SH                    Shared    1             117,100
------------------------------------------------------------------------------------------------------------------------------------

Rob Half Intl               COM         770323103     $2,474      91,500  SH                    Shared    1              91,500
------------------------------------------------------------------------------------------------------------------------------------




                                                                                  INVESTMENT DISCRETION          VOTING AUTHORITY
                                                   FAIR MARKET SHARES OR
                                                       VALUE   PRINCIPAL SH/ PUT/      SHARED   SHARED  OTHER
ISSUER                   TITLE OF                       (IN      AMOUNT  PRN CALL SOLE DEFINED  OTHER  MANAGERS SOLE   SHARED  NONE
                          CLASS       CUSIP NUMBER  THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

Sears Holdings Corp         COM         812350106   $275,020   2,694,952  SH                    Shared    1           2,694,952
------------------------------------------------------------------------------------------------------------------------------------

SLM Corp                    COM         78442P106     $6,042     300,000  SH  CALL              Shared    1             300,000
------------------------------------------------------------------------------------------------------------------------------------

Spansion Inc                COM         84649R101     $2,358     600,000  SH  PUT               Shared    1             600,000
------------------------------------------------------------------------------------------------------------------------------------

SPDR TR                     UNIT SER 1  78462F103    $72,140     493,400  SH                    Shared    1             493,400
------------------------------------------------------------------------------------------------------------------------------------

Sunpower Corp               CL A        867652109    $24,344     186,700  SH                    Shared    1             186,700
------------------------------------------------------------------------------------------------------------------------------------

Targa Resources Partners
LP                          COM UNIT    87611X105    $12,229     412,850  SH                    Shared    1             412,850
------------------------------------------------------------------------------------------------------------------------------------

Threshold Pharmaceuticals   COM         885807107       $935   1,764,665  SH                    Shared    1           1,764,665
------------------------------------------------------------------------------------------------------------------------------------

Time Warner Cable           CL A        88732J108    $49,200   1,782,605  SH                    Shared    1           1,782,605
------------------------------------------------------------------------------------------------------------------------------------

Time Warner Inc.            COM         887317105     $3,886     235,400  SH                    Shared    1             235,400
------------------------------------------------------------------------------------------------------------------------------------

Trane Inc                   COM         892893108    $34,332     735,000  SH                    Shared    1             735,000
------------------------------------------------------------------------------------------------------------------------------------

Transocean Inc              COM         G90073100    $91,903     642,004  SH                    Shared    1             642,004
------------------------------------------------------------------------------------------------------------------------------------

Trimas Corp                 COM         896215209     $8,286     782,464  SH                    Shared    1             782,464
------------------------------------------------------------------------------------------------------------------------------------

Triple-S Management Corp    CL B        896749108    $15,158     750,000  SH                    Shared    1             750,000
------------------------------------------------------------------------------------------------------------------------------------

Union Pacific               COM         907818108   $159,295   1,268,068  SH                    Shared    1           1,268,068
------------------------------------------------------------------------------------------------------------------------------------

United Healthcare           COM         91324P102   $155,190   2,666,502  SH                    Shared    1           2,666,502
------------------------------------------------------------------------------------------------------------------------------------

Universal American
Financial Corp.             COM         913377107   $147,200   5,820,500  SH                    Shared    1           5,820,500
------------------------------------------------------------------------------------------------------------------------------------

Validus Holdings Limited    COM         G9319H102    $13,495     519,431  SH                    Shared    1             519,431
------------------------------------------------------------------------------------------------------------------------------------




                                                                                  INVESTMENT DISCRETION          VOTING AUTHORITY
                                                   FAIR MARKET SHARES OR
                                                       VALUE   PRINCIPAL SH/ PUT/      SHARED   SHARED  OTHER
ISSUER                   TITLE OF                       (IN      AMOUNT  PRN CALL SOLE DEFINED  OTHER  MANAGERS SOLE   SHARED  NONE
                          CLASS       CUSIP NUMBER  THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------

Verint Systems Inc          COM         92343X100     $9,125     466,742  SH                    Shared    1             466,742
------------------------------------------------------------------------------------------------------------------------------------
                          *W EXP
Virgin Media Inc          01/10/2011    92769L119         $3      17,349  SH                    Shared    1              17,349
------------------------------------------------------------------------------------------------------------------------------------

Vistacare Inc.              CL A        92839Y109     $8,349   1,151,570  SH                    Shared    1           1,151,570
------------------------------------------------------------------------------------------------------------------------------------

VM Ware Inc                 CL A        928563402   $110,385   1,298,800  SH                    Shared    1           1,298,800
------------------------------------------------------------------------------------------------------------------------------------

VM Ware Inc                 CL A        928563402     $8,499     100,000  SH  CALL              Shared    1             100,000
------------------------------------------------------------------------------------------------------------------------------------

Vulcan Materials            COM         929160109    $23,264     294,143  SH                    Shared    1             294,143
------------------------------------------------------------------------------------------------------------------------------------

W R Berkley Corp            COM         084423102    $14,009     469,946  SH                    Shared    1             469,946
------------------------------------------------------------------------------------------------------------------------------------
                            SH BEN
Washington Real Estate      INT         939653101     $3,141     100,000  SH                    Shared    1             100,000
------------------------------------------------------------------------------------------------------------------------------------

WellPoint Inc.              COM         94973V107   $244,829   2,790,713  SH                    Shared    1           2,790,713
------------------------------------------------------------------------------------------------------------------------------------

Wells Fargo                 COM         949746101    $54,840   1,816,480  SH                    Shared    1           1,816,480
------------------------------------------------------------------------------------------------------------------------------------

Western Union Co            COM         959802109    $88,859   3,659,750  SH                    Shared    1           3,659,750
------------------------------------------------------------------------------------------------------------------------------------

Wuxi Pharmatech Cayman    SPONS ADR
Inc                         ADR SHS     929352102     $1,934      66,139  SH                    Shared    1              66,139
------------------------------------------------------------------------------------------------------------------------------------

XM Satellite                CL A        983759101    $41,790   3,414,200  SH                    Shared    1           3,414,200
------------------------------------------------------------------------------------------------------------------------------------
Total Fair Market Value                           $6,632,356
(in thousands)

